FOUNDATION VARIABLE UNIVERSAL LIFE 1.1 (FVUL 1.1)
                 PREMIER VARIABLE UNIVERSAL LIFE 1.1 (PVUL 1.1)
                     ADVISOR VARIABLE UNIVERSAL LIFE (ADVUL)
                     ADVANCED VARIABLE UNIVERSAL LIFE (AVUL)
                    VARIABLE EXECUTIVE UNIVERSAL LIFE (VEUL)
                   VARIABLE EXECUTIVE UNIVERSAL LIFE 2 (VEUL2)
                          VARIABLE UNIVERSAL LIFE (VUL)
                        VARIABLE UNIVERSAL LIFE 2 (VUL2)
                        VARIABLE UNIVERSAL LIFE 3 (VUL3)
                        VARIABLE UNIVERSAL LIFE 4 (VUL4)
                   SURVIVORSHIP VARIABLE UNIVERSAL LIFE (SVUL)
                VARIABLE UNIVERSAL LIFE - DEATH BENEFIT (VUL-DB)
                  VARIABLE UNIVERSAL LIFE - CASH VALUE (VUL-CV)
                VARIABLE UNIVERSAL LIFE - CASH VALUE 2 (VUL-CV2)
                   PREMIER VARIABLE UNIVERSAL LIFE III (PVUL3)

            Flexible Premium Variable Universal Life Insurance Policy
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account A

                         Supplement dated March 12, 2009

       to Prospectuses Dated May 1, 2008 except that it is to prospectuses dated, May 13, 2008 for the VUL-CV, February 10, 2009 for the PVUL3, February 12, 2009 for the VUL - DB and March 26, 2009 for the VUL-CV2

This supplement will alter the prospectuses listed above in the following manner:

PIMCO Variable Insurance Trust has notified Us they will be liquidating the PIMCO StocksPLUS Growth and Income Portfolio effective July 17, 2009. In preparation for this liquidation, effective April 17, 2009, Midland National will be closing this portfolio to new premium and transfers.

On page two of the prospectuses listed above, under Separate Account Investment Portfolios, the following portfolio will be closed to all investors as of April 17, 2009 and the portfolio will be liquidated on July 17, 2009.

          PIMCO StocksPLUS(R) Growth and Income Portfolio

Under "SEPARATE ACCOUNT INVESTMENT CHOICES" subsection "Investment Policies Of The Portfolios" the following portfolio will be closed to all investors as of April 17, 2009 and the portfolio will be liquidated on July 17, 2009.

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PIMCO VIT StocksPLUS(R)Growth and Income      Seeks total return, which exceeds
Portfolio                                     that of the S&P 500.
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